SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll	$ 1,187	$ 1,397	$ 1,025
Accrued legal and other	667	990	412
Lab rebate liabilities	325	466	300
Total accrued liabilities	$ 2,179	$ 2,853	$ 1,737